FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 16 - FAIR VALUE MEASUREMENTS

The Company determines the fair market values of its financial instruments based on the fair value hierarchy established in ASC Topic 820, Fair Value Measurements and Disclosures, which requires an entity to maximize the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value.  The guidance also describes three levels of inputs that may be used to measure fair value.

•                  Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•                  Level 2 - Inputs other than quoted prices included with Level 1 that are observable for the asset or liability either directly or indirectly.  These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, prepayment speeds, credit risks, etc.) or inputs that are derived from or corroborated by market data by correlation or other means.

•                  Level 3 - Unobservable inputs for determining the fair value of assets or liabilities that reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

Securities: The fair value of available-for-sale securities are determined by various valuation methodologies.  Where quoted market prices are available in an active market, securities are classified within Level 1.  The Company has no securities classified within Level 1.  If quoted market prices are not available, then fair values are estimated by using pricing models or quoted prices of securities with similar characteristics.  For these investments, the pricing applications apply available information as applicable through processes such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare evaluations.  They also use model processes, such as the Option Adjusted Spread model to assess interest rate impact and develop prepayment scenarios.  In the case of municipal securities, information on the Bloomberg terminal such as credit ratings, credit support, and call features are used to set the matrix values for the issues, which will be used to determine the yields from which the market values are calculated each month.  Because they are not price quote valuations, the pricing methods are considered Level 2 inputs.  At this time all of the Company’s securities fall within the Level 2 hierarchy for pricing.  In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy.  The Company currently has no securities classified within Level 3.  During the years ended December 31, 2013 and 2012, there were no transfers between Level 1 and Level 2.  The valuation methodology was consistent for the years ended December 31, 2013 and 2012.

Foreclosed Assets:  Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis.  These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals which are updated no less frequently than annually.  These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.  Foreclosed assets are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Impaired Loans:  The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.  Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification.  Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Appraisals for both foreclosed assets and collateral-dependent impaired loans are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Company.  Once received, a member of the loan department reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with independent data sources such as recent market data or industry-wide statistics.  On an annual basis, the Company compares the actual selling price of collateral that has been sold to the most recent appraised value to determine what additional adjustment should be made to the appraisal value to arrive at fair value.

Mortgage Servicing Rights:  Annually, loan servicing rights are evaluated for impairment based upon the fair value of the rights as compared to carrying amount.  If the carrying amount exceeds fair value, impairment is recorded so that the servicing asset is carried at fair value.  Fair value is determined based on market prices for comparable mortgage servicing contracts, when available, resulting in a Level 2 classification, or alternatively based on a valuation model that calculates the present value of estimated future net servicing income.  The valuation model utilizes assumptions that market participants would use in estimating future net servicing income and that can be validated against available market data which also results in a Level 2 classification.

Assets measured at fair value on a recurring basis segregated by fair value hierarchy level during the periods ended December 31, 2013 and 2012 are summarized below:

	Fair Value Measurements at December 31, 2013 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Securities:
U.S. government agency obligations	$—	$40,915,595	$—	$40,915,595
U.S. treasury securities	—	5,000,000	—	5,000,000
State and municipal securities	—	38,744,869	—	38,744,869
Other securities	—	248,501	—	248,501
Mortgage-backed: residential	—	32,868,017	—	32,868,017
Total securities available for sale	$—	$117,776,982	$—	$117,776,982

	Fair Value Measurements at December 31, 2012 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Securities:
U.S. government agency obligations	$—	$19,793,502	$—	$19,793,502
State and municipal securities	—	36,403,923	—	36,403,923
Other securities	—	248,501	—	248,501
Mortgage-backed: residential	—	31,834,154	—	31,834,154
Total securities available for sale	$—	$88,280,080	$—	$88,280,080

Assets measured at fair value on a nonrecurring basis by fair value hierarchy level during the periods ended December 31, 2013 and 2012 are summarized below:

	Fair Value Measurements at December 31, 2013 Using:
Assets:	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreclosed assets:
Real estate:
One-to-four family	$—	$—	$103,500	$103,500
Multi-family	—	—	118,100	118,100
Commercial	—	—	692,230	692,230
Construction and land	—	—	1,901,758	1,901,758

Total foreclosed assets	$—	$—	$2,815,588	$2,815,588

Impaired loans:
Real estate loans:
One-to-four family	$—	$—	$659,261	$659,261
Commercial	—	—	975,414	975,414
Construction and land	—	—	917,491	917,491
	—	—	2,552,166	2,552,166

Consumer:
Home Equity	—	—	21,445	21,445
	—	—	21,445	21,445

Total impaired loans	$—	$—	$2,573,611	$2,573,611

Mortgage Servicing Rights	$—	$918,247	$—	$918,247

	Fair Value Measurements at December 31, 2012 Using:
Assets:	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreclosed assets:
Real estate:
Commercial	$—	$—	$755,000	$755,000
Construction and land	—	—	2,926,988	2,926,988

Total foreclosed assets	$—	$—	$3,681,988	$3,681,988

Impaired loans:
Real estate loans:
One-to-four family	$—	$—	$1,355,785	$1,355,785
Multi-family	—	—	2,255,959	2,255,959
Commercial	—	—	500,590	500,590
	—	—	4,112,334	4,112,334

Commercial business	—	—	235,183	235,183

Consumer:
Automobile and other	—	—	7,163	7,163
	—	—	7,163	7,163

Total impaired loans	$—	$—	$4,354,680	$4,354,680

Mortgage Servicing Rights	$—	$811,783	$—	$811,783

Foreclosed assets are collateral dependent and are recorded at the lesser of the recorded investment in the receivable or the appraised value less costs to sell and may be revalued on a nonrecurring basis.  Foreclosed assets measured at fair value less costs to sell on a nonrecurring basis during the year ended December 31, 2013, had a net carrying amount of $2,815,588, which is made up of the outstanding balance of $4,123,275, net of cumulative write-downs of $1,307,687 which includes $812,687 that occurred during the year ended December 31, 2013.  At December 31, 2012, foreclosed assets had a carrying amount of $3,681,988, which was made up of the outstanding balance of $4,342,988, net of write-downs of $661,000.

Impaired loans that are measured for impairment using the fair value of the collateral for collateral dependent loans, had a principal balance of $3,080,286, with a valuation allowance of $506,675 at December 31, 2013, resulting in a net increase in provision for loan losses of $372,982 for the year ended December 31, 2013.  At December 31, 2012, impaired loans had a principal balance of $5,187,080 with a valuation allowance of $832,400, resulting in a net increase in provision for loan losses of $263,542 for the year ended December 31, 2012.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2013:

	Fair Value	Valuation Techniques	Unobservable Inputs	Range	Weighted Average

Foreclosed assets:
Real estate:
One-to-four family	$103,500	Sales Comparison	Adjustment for difference between comparable sales	-2% to 20%	8.3%
Multi-family	118,100	Sales Comparison	Adjustment for difference between comparable sales	2% to 26%	15.5%
Commercial	692,230	Sales Comparison	Adjustment for difference between comparable sales	-2% to 0%	-1.9%
Construction and land	1,901,758	Sales Comparison	Adjustment for difference between comparable sales	-21% to 36%	5.5%

Impaired loans:
Real estate loans:
One-to-four family	$659,261	Sales Comparison	Adjustment for difference between comparable sales	-11% to 27%	2.9%
Commercial	975,414	Sales Comparison	Adjustment for difference between comparable sales	-28% to 16%	-9.2%
Construction and land	917,491	Sales Comparison	Adjustment for difference between comparable sales	-14% to 36%	19.1%
Consumer:
Home Equity	21,445	Sales Comparison	Adjustment for difference between comparable sales	-9% to -3%	-5.6%

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2012:

	Fair Value	Valuation	Unobservable Inputs	Range	Weighted

Foreclosed assets:
Real estate:
Commercial	$755,000	Sales Comparison	Adjustment for difference between comparable sales	1% to 24%	10.5%
Construction and land	2,926,988	Sales Comparison	Adjustment for difference between comparable sales	-4% to 47%	19.3%

Impaired loans:
Real estate loans:
One-to-four family	$1,355,785	Sales Comparison	Adjustment for difference between comparable sales	-5% to 9%	5.7%
Multi-family	2,255,959	Sales Comparison	Adjustment for difference between comparable sales	1% to 18%	10.0%
Commercial	500,590	Sales Comparison	Adjustment for difference between comparable sales	5% to 17%	12.3%
Commercial business	235,183	Sales Comparison	Adjustment for difference between comparable sales	4% to 50%	22.8%
Consumer:
Automobile and other	7,163	Liquidation Value	Adjustment to reflect realizable value	0% to 50%	50.0%